Feb. 28, 2018

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 11, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco International BuyBack AchieversTM ETF (the “Fund”)

The following replaces the table included under the section titled “Average Annual Total Returns for the Periods Ended December 31, 2017” on Page 4 of the Summary Prospectus and Page 66 of the Prospectus for the Fund:

	1 Year	Since Inception (02/27/14)
Return Before Taxes	33.57%	13.11%
Return After Taxes on Distributions	33.40%	12.77%
Return After Taxes on Distributions and Sale of Fund Shares	19.37%	10.38%

NASDAQ International Buyback AchieversTM Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	33.99%	13.94%
MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	27.19%	5.08%